Segment reporting	6 Months Ended
Mar. 31, 2020
Segment reporting
Segment reporting

Note 2. Segment reporting

Operating segments are presented on a basis consistent with information provided internally to Westpac’s key decision makers and reflects the management of the business, rather than the legal structure of the Group.

Internally, Westpac uses ‘cash earnings’ in assessing the financial performance of its divisions. Management believes this allows the Group to:

•	more effectively assess current year performance against prior years;
•	compare performance across business divisions; and
•	compare performance across peer companies.

Cash earnings is viewed as a measure of the level of profit that is generated by ongoing operations and is therefore considered in assessing distributions, including dividends. Cash earnings is neither a measure of cash flow nor net profit determined on a cash accounting basis, as it includes both cash and non-cash adjustments to statutory net profit.

To determine cash earnings, three categories of adjustments are made to statutory results:

•	material items that key decision makers at Westpac believe do not reflect ongoing operations;
•	some items that are not considered when dividends are recommended, such as the amortisation of intangibles, impact of Treasury shares and economic hedging impacts; and
•	accounting reclassifications between individual line items that do not impact statutory results.

Reportable operating segments

The operating segments are defined by the customers they service and the services they provide:

•	Consumer:
-	is responsible for sales and service of banking and financial products and services to consumer customers in Australia;
-	is also responsible for the Group's Australian insurance business, which covers the manufacture and distribution of life, general and lenders mortgage insurance; and
-	operates under the Westpac, St.George, BankSA, Bank of Melbourne, RAMS and BT brands.
•	Business:
-

is responsible for sales and service of banking and financial products and services for SME and commercial business customers in Australia. SME and commercial business customers typically have facilities up to approximately $200 million;

-	is responsible for Private Wealth, serving the banking needs of high net worth customers across the banking brands;
-

is responsible for the manufacture and distribution of investments (including margin lending and equities broking), superannuation and retirement products as well as wealth administration platforms; and

-	operates under the Westpac, St.George, BankSA, Bank of Melbourne and BT brands.
•	Westpac Institutional Bank (WIB):
-	is responsible for delivering a broad range of financial products and services to commercial, corporate, institutional and government customers with connections to Australia and New Zealand;
-	services include financing, transactional banking, financial and debt capital markets;
-	customers are supported throughout Australia, as well as via branches and subsidiaries located in New Zealand, US, UK and Asia; and
-	is also responsible for Westpac Pacific, providing a range of banking services in Fiji and Papua New Guinea.
•	Westpac New Zealand:
-	responsible for sales and service of banking, wealth and insurance products to customers in New Zealand;
-	customer base includes consumer, business and institutional customers; and
-	operates under the Westpac brand for banking products, the Westpac Life brand for life insurance products and the BT brand for wealth products.
•	Group Businesses include:
-

Treasury, which is responsible for the management of the Group’s balance sheet including wholesale funding, capital and management of liquidity. Treasury also manages the interest rate and foreign exchange risks inherent in the balance sheet, including managing the mismatch between Group assets and liabilities. Treasury’s earnings are primarily sourced from managing the Group’s balance sheet and interest rate risk (excluding Westpac New Zealand) within set risk limits;

-

Group Technology[1], which comprises functions for the Australian businesses, is responsible for technology strategy and architecture, infrastructure and operations, applications development and business integration;

-

Core Support[2], which comprises functions performed centrally, including Australian banking operations, property services, strategy, finance, risk, compliance, legal, human resources, and customer and corporate relations;

-

Following the Group’s decision to restructure the Wealth division and to exit its Advice business in 2019, the remaining Advice activities (including associated remediation) and support functions have been transferred to Group Businesses; and

-

Group Businesses also includes earnings on capital not allocated to divisions, for certain intra-group transactions that facilitate presentation of performance of the Group’s operating segments, earnings from non-core asset sales, earnings and costs associated with the Group’s fintech investments, and certain other head office items such as centrally held provisions.

1.	Costs are fully allocated to other divisions in the Group.
2.	Costs are partially allocated to other divisions in the Group, with costs attributed to enterprise activity retained in Group Businesses.

Revisions to segment results

In 2020, Westpac implemented a change to the presentation of its divisional financial information. The change has no impact on the Group’s overall results or balance sheet with impacts on divisional results and balance sheets only. Comparative divisional financial information has been restated for this change.

The change realigned divisional earnings and balance sheet disclosures for the Consumer and Business divisions for customer migrations following a refinement to Westpac’s definition of a small to medium size enterprise customer. The change is aimed at providing a more tailored service to the customers, by aligning them to the division that is best able to meet their needs. The change moves approximately 49,000 customers from the Business to Consumer division.

The tables present the segment results on a cash earnings basis for the Group:

	Half Year March 2020
			Westpac	Westpac New
			Institutional	Zealand	Group
$m	Consumer	Business	Bank	($A)	Businesses	Group
Net interest income	4,177	2,438	655	940	456	8,666
Net fee income	272	272	283	67	(139)	755
Net wealth management and insurance income	(13)	382	-	78	34	481
Trading income	48	62	301	18	-	429
Other income	6	(10)	19	4	(9)	10
Net operating income before operating expenses and impairment charges	4,490	3,144	1,258	1,107	342	10,341
Operating expenses	(2,024)	(1,468)	(654)	(516)	(1,498)	(6,160)
Impairment (charges)/benefits	(448)	(805)	(315)	(200)	(470)	(2,238)
Profit before income tax	2,018	871	289	391	(1,626)	1,943
Income tax expense	(608)	(267)	(113)	(110)	149	(949)
Net profit attributable to NCI	-	-	(1)	-	-	(1)
Cash earnings for the period	1,410	604	175	281	(1,477)	993
Net cash earnings adjustments	-	(63)	-	11	249	197
Net profit attributable to owners of WBC	1,410	541	175	292	(1,228)	1,190
Balance sheet
Loans	388,820	166,212	80,416	84,778	(548)	719,678
Deposits and other borrowings	210,775	146,952	112,478	70,725	41,990	582,920

	Half Year Sept 2019
			Westpac	Westpac New
			Institutional	Zealand	Group
$m	Consumer	Business	Bank	($A)	Businesses	Group
Net interest income	4,094	2,538	700	915	317	8,564
Net fee income	296	233	291	88	(79)	829
Net wealth management and insurance income	231	455	-	96	(82)	700
Trading income	49	52	338	12	(8)	443
Other income	8	(19)	(19)	(7)	53	16
Net operating income before operating expenses and impairment charges	4,678	3,259	1,310	1,104	201	10,552
Operating expenses	(1,901)	(1,460)	(631)	(486)	(512)	(4,990)
Impairment (charges)/benefits	(317)	(194)	(31)	24	57	(461)
Profit before income tax	2,460	1,605	648	642	(254)	5,101
Income tax expense	(737)	(483)	(176)	(181)	32	(1,545)
Net profit attributable to NCI	-	-	(2)	-	(1)	(3)
Cash earnings for the period	1,723	1,122	470	461	(223)	3,553
Net cash earnings adjustments	-	(40)	-	4	94	58
Net profit attributable to owners of WBC	1,723	1,082	470	465	(129)	3,611
Balance sheet
Loans	392,149	169,432	75,353	78,005	(169)	714,770
Deposits and other borrowings	210,625	146,531	101,262	60,801	44,028	563,247

	Half Year March 2019
			Westpac	Westpac New
			Institutional	Zealand	Group
$m	Consumer	Business	Bank	($A)	Businesses	Group
Net interest income	3,915	2,487	743	945	299	8,389
Net fee income	309	234	319	75	(111)	826
Net wealth management and insurance income	194	444	-	81	(396)	323
Trading income	44	54	357	25	(16)	464
Other income	7	14	6	53	21	101
Net operating income before operating expenses and impairment charges	4,469	3,233	1,425	1,179	(203)	10,103
Operating expenses	(1,867)	(1,394)	(653)	(453)	(674)	(5,041)
Impairment (charges)/benefits	(272)	(70)	(15)	(14)	38	(333)
Profit before income tax	2,330	1,769	757	712	(839)	4,729
Income tax expense	(694)	(531)	(210)	(188)	193	(1,430)
Net profit attributable to NCI	-	-	(3)	-	-	(3)
Cash earnings for the period	1,636	1,238	544	524	(646)	3,296
Net cash earnings adjustments	-	(5)	-	(5)	(113)	(123)
Net profit attributable to owners of WBC	1,636	1,233	544	519	(759)	3,173
Balance sheet
Loans	390,846	168,580	76,485	78,608	(222)	714,297
Deposits and other borrowings	207,179	141,258	95,690	62,374	48,506	555,007

Reconciliation of cash earnings to reported results

	Half Year	Half Year	Half Year	% Mov't
	March	Sept	March	Mar 20 -	Mar 20 -
$m	2020	2019	2019	Sept 19	Mar 19
Cash earnings	993	3,553	3,296	(72)	(70)
Fair value (gain)/loss on economic hedges	219	90	(125)	143	large
Ineffective hedges	24	15	5	60	large
Adjustments related to Pendal	(63)	(40)	(5)	58	large
Treasury shares	17	(7)	2	large	large
Total cash earnings adjustment (post-tax)	197	58	(123)	large	large
Net profit attributable to owners of WBC	1,190	3,611	3,173	(67)	(62)